Debt - Additional Information (Detail)	12 Months Ended		0 Months Ended		0 Months Ended		0 Months Ended					5 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended							0 Months Ended		0 Months Ended		0 Months Ended						0 Months Ended				12 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Nov. 10, 2011 Senior Secured Notes	Nov. 10, 2011 Senior Secured Notes USD ($)	Nov. 10, 2011 Original Term Loan Senior Secured Notes	Nov. 10, 2011 Original Term Loan Senior Secured Notes	Nov. 02, 2012 7.5% Convertible Debentures CAD	Oct. 03, 2012 7.5% Convertible Debentures	Nov. 10, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures USD ($)	Oct. 26, 2009 7.5% Convertible Debentures CAD	Nov. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2014 7.5% Convertible Debentures CAD	Jun. 30, 2012 7.5% Convertible Debentures CAD	Jun. 30, 2011 7.5% Convertible Debentures CAD	Oct. 26, 2009 7.5% Convertible Debentures CAD	Jun. 30, 2014 Third Amended And Restated Credit Agreement USD ($)	Jun. 30, 2014 Third Amended And Restated Credit Agreement United States USD ($)	Jun. 30, 2014 Third Amended And Restated Credit Agreement Canada USD ($)	Jun. 30, 2014 Third Amended And Restated Credit Agreement Base Rate Loans	Jun. 30, 2014 Third Amended And Restated Credit Agreement London Interbank Offered Rate (LIBOR)	Jun. 30, 2014 Third Amended And Restated Credit Agreement Maximum Base Rate Loans	Jun. 30, 2014 Third Amended And Restated Credit Agreement Maximum Eurodollar Loans	Jun. 30, 2014 Third Amended And Restated Credit Agreement Minimum Base Rate Loans	Jun. 30, 2014 Third Amended And Restated Credit Agreement Minimum Eurodollar Loans	Jun. 30, 2014 Third Amended And Restated Credit Agreement Accordion Feature Maximum USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement After Amendment	Feb. 27, 2013 Third Amended And Restated Credit Agreement After Amendment USD ($)	Feb. 27, 2013 Third Amended And Restated Credit Agreement Before Amendment	Feb. 27, 2013 Third Amended And Restated Credit Agreement Before Amendment USD ($)	Nov. 12, 2013 6.25% Convertible Debenture USD ($)	Nov. 12, 2013 6.25% Convertible Debenture CAD	Jun. 07, 2011 6.25% Convertible Debenture USD ($)	Nov. 12, 2013 6.25% Convertible Debenture USD ($)	Nov. 12, 2013 6.25% Convertible Debenture CAD	Jun. 07, 2011 6.25% Convertible Debenture USD ($)	Nov. 12, 2013 6.25% Convertible Debenture Minimum	Jun. 07, 2011 6.25% Convertible Debenture Minimum	Jun. 21, 2010 6.75% Convertible Debentures USD ($)	Jun. 21, 2010 6.75% Convertible Debentures CAD	Jun. 30, 2014 6.75% Convertible Debentures CAD
Debt Instrument [Line Items]
Debt instrument maturity description																											The amendment extended the maturity date (previously due February 4, 2016) to February 27, 2018, or if earlier, 90 days prior to the maturity
Maturity date																											Feb. 27, 2018		Feb. 04, 2016
Line of credit facility																	$ 165,000,000	$ 120,000,000	$ 45,000,000							$ 90,000,000		$ 155,000,000		$ 140,000,000
Increase in line of credit facility																	10,000,000
Borrowing availability under the credit agreement																	101,700,000
Senior notes				35,000,000
Senior notes additional year term			5 years
Maturity date			Nov. 10, 2016		Dec. 14, 2011					Oct. 31, 2014	Oct. 31, 2014																				Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018						Jun. 30, 2015	Jun. 30, 2015
Fixed coupon rate				4.246%		5.941%
Interest base rate																				3.25%
Debt instrument interest rate																						1.25%	2.50%	0.50%	1.75%
Debt instrument interest rate										7.50%	7.50%						4.00%				0.151%										6.25%	6.25%	6.25%						6.75%	6.75%
Price per debenture											1,000																				1,000		1,000							1,000
Proceeds from issuance of convertible debentures	71,442,000								6,400,000	42,100,000	45,000,000																				71,400,000	75,000,000	60,000,000						48,200,000	50,000,000
Issued costs	7,400,000	5,500,000																																3,500,000	3,600,000
Convertible debenture conversion price													5.15																						9.05	$ 9.50					7.25
Shares of common stock into which each $1,000 principal amount of notes may convert													194.1748																		110.4972	110.4972	105.2632								137.9310
Principal amount of each convertible note													1,000																						1,000	1,000					1,000
Debt instrument redemption date								Nov. 02, 2012					Oct. 31, 2012																		Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2014								Jun. 30, 2013
Consecutive trading days													20 days																		20 days	20 days	20 days								20 days
Debt conversion premium percentage													125.00%																								125.00%	125.00%			125.00%
Option to purchase additional Convertible Debentures																6,700,000
Convertible debenture converted							300,000					22,400,000		3,400,000	25,700,000
Shares issued upon conversion of convertible debenture												4,347,368		656,297	4,985,420
Debentures outstanding purchase price, percentage	101.00%